UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
May 31, 2018
unaudited
Bonds, notes & other debt instruments 89.41% Mortgage-backed obligations 57.51% Federal agency mortgage-backed obligations 55.98%	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2033[1]	$2,003	$1,944
Fannie Mae 2.50% 2033[1]	618	597
Fannie Mae 3.00% 2033[1]	426	416
Fannie Mae 4.00% 2036[1]	6,792	7,023
Fannie Mae 4.00% 2036[1]	6,265	6,478
Fannie Mae 4.00% 2036[1]	4,118	4,258
Fannie Mae 4.00% 2036[1]	3,832	3,962
Fannie Mae 4.00% 2036[1]	1,953	2,019
Fannie Mae 4.00% 2036[1]	867	896
Fannie Mae 4.00% 2037[1]	17,294	17,884
Fannie Mae 5.00% 2040[1]	1,006	1,044
Fannie Mae 2.275% 2043[1]	190	174
Fannie Mae 2.275% 2043[1]	124	113
Fannie Mae 2.275% 2043[1]	107	98
Fannie Mae 2.275% 2043[1]	84	76
Fannie Mae 2.525% 2043[1]	217	204
Fannie Mae 2.525% 2043[1]	143	135
Fannie Mae 2.525% 2043[1]	141	133
Fannie Mae 2.525% 2043[1]	136	128
Fannie Mae 2.525% 2043[1]	131	123
Fannie Mae 2.525% 2043[1]	126	118
Fannie Mae 2.525% 2043[1]	119	112
Fannie Mae 2.525% 2043[1]	102	96
Fannie Mae 2.525% 2043[1]	101	95
Fannie Mae 2.525% 2043[1]	96	91
Fannie Mae 2.525% 2043[1]	85	80
Fannie Mae 2.525% 2043[1]	81	77
Fannie Mae 2.525% 2043[1]	80	76
Fannie Mae 2.525% 2043[1]	81	76
Fannie Mae 2.525% 2043[1]	68	64
Fannie Mae 2.525% 2043[1]	64	60
Fannie Mae 2.525% 2043[1]	51	48
Fannie Mae 2.775% 2043[1]	436	418
Fannie Mae 2.775% 2043[1]	359	343
Fannie Mae 2.775% 2043[1]	334	319
Fannie Mae 2.775% 2043[1]	281	269
Fannie Mae 2.775% 2043[1]	225	215
Fannie Mae 2.775% 2043[1]	214	204
Fannie Mae 2.775% 2043[1]	128	123
Fannie Mae 2.775% 2043[1]	126	121
Fannie Mae 2.775% 2043[1]	106	102
Fannie Mae 2.775% 2043[1]	105	100
Fannie Mae 2.775% 2043[1]	100	96
Fannie Mae 2.775% 2043[1]	98	94
Fannie Mae 2.775% 2043[1]	65	62
Fannie Mae 2.775% 2043[1]	61	59
American Funds Mortgage Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$59	$56
Fannie Mae 2.775% 2043[1]	56	53
Fannie Mae 2.775% 2043[1]	46	44
Fannie Mae 3.025% 2043[1]	344	334
Fannie Mae 3.025% 2043[1]	210	204
Fannie Mae 3.025% 2043[1]	189	184
Fannie Mae 3.025% 2043[1]	169	164
Fannie Mae 3.025% 2043[1]	136	133
Fannie Mae 3.025% 2043[1]	108	105
Fannie Mae 3.025% 2043[1]	96	94
Fannie Mae 3.025% 2043[1]	87	84
Fannie Mae 3.025% 2043[1]	83	81
Fannie Mae 3.025% 2043[1]	77	75
Fannie Mae 3.025% 2043[1]	44	43
Fannie Mae 3.275% 2043[1]	213	210
Fannie Mae 3.275% 2043[1]	160	158
Fannie Mae 3.275% 2043[1]	72	71
Fannie Mae 3.275% 2043[1]	61	60
Fannie Mae 3.275% 2043[1]	33	32
Fannie Mae 4.00% 2043[1]	6,739	6,930
Fannie Mae 4.00% 2045[1]	10,721	11,022
Fannie Mae 4.00% 2046[1]	7,979	8,167
Fannie Mae 4.00% 2047[1]	71,608	73,303
Fannie Mae 4.00% 2047[1]	51,986	53,227
Fannie Mae 4.00% 2047[1]	20,989	21,490
Fannie Mae 4.00% 2047[1]	20,752	21,249
Fannie Mae 4.00% 2047[1]	9,505	9,731
Fannie Mae 4.00% 2047[1]	5,054	5,174
Fannie Mae 4.00% 2047[1]	4,534	4,639
Fannie Mae 4.00% 2047[1]	2,467	2,526
Fannie Mae 4.50% 2047[1]	6,095	6,234
Fannie Mae 4.00% 2048[1,2]	473,612	483,158
Fannie Mae 4.00% 2048[1,2]	16,886	17,250
Fannie Mae 4.50% 2048[1,2]	632,900	658,525
Fannie Mae 4.50% 2048[1]	105,363	110,669
Fannie Mae 4.50% 2048[1]	62,860	66,021
Fannie Mae 4.50% 2048[1,2]	25,000	26,055
Fannie Mae 4.50% 2048[1]	23,873	25,072
Fannie Mae 5.00% 2048[1]	36,790	39,087
Fannie Mae 3.50% 2053[1]	1,931	1,890
Freddie Mac 4.00% 2036[1]	1,721	1,782
Freddie Mac 4.00% 2036[1]	1,679	1,734
Freddie Mac 4.00% 2036[1]	1,238	1,281
Freddie Mac 6.00% 2038[1]	149	165
Freddie Mac 4.00% 2041[1]	366	374
Freddie Mac 3.50% 2046[1]	393	389
Freddie Mac 4.00% 2046[1]	13,465	13,808
Freddie Mac 4.50% 2046[1]	1,564	1,633
Freddie Mac 4.00% 2047[1]	9,087	9,301
Freddie Mac 4.00% 2047[1]	3,565	3,618
Freddie Mac 4.00% 2048[1,2]	50,000	51,005
Freddie Mac 4.50% 2048[1,2]	28,000	29,169
Freddie Mac 5.00% 2048[1]	3,426	3,646
Freddie Mac Pool #760014 2.982% 2045[1,3]	20,784	20,790
American Funds Mortgage Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	$480	$471
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[1]	24,471	24,165
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[1]	17,626	17,131
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[1,3]	12,674	12,391
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	16,458	16,089
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[1,3]	97,257	92,837
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	59,842	58,953
Government National Mortgage Assn. 4.00% 2032[1]	929	963
Government National Mortgage Assn. 4.00% 2032[1]	621	644
Government National Mortgage Assn. 6.50% 2032[1]	989	1,105
Government National Mortgage Assn. 3.75% 2034[1]	1,309	1,337
Government National Mortgage Assn. 4.25% 2034[1]	1,237	1,294
Government National Mortgage Assn. 3.25% 2035[1]	3,121	3,118
Government National Mortgage Assn. 3.25% 2035[1]	1,872	1,870
Government National Mortgage Assn. 3.25% 2035[1]	1,578	1,576
Government National Mortgage Assn. 3.25% 2035[1]	1,495	1,493
Government National Mortgage Assn. 5.00% 2035[1]	781	830
Government National Mortgage Assn. 3.75% 2037[1]	544	558
Government National Mortgage Assn. 6.50% 2038[1]	360	396
Government National Mortgage Assn. 6.50% 2038[1]	65	69
Government National Mortgage Assn. 6.50% 2038[1]	57	59
Government National Mortgage Assn. 6.00% 2039[1]	3,230	3,587
Government National Mortgage Assn. 3.25% 2040[1]	1,154	1,153
Government National Mortgage Assn. 3.25% 2040[1]	1,148	1,149
Government National Mortgage Assn. 3.25% 2040[1]	813	812
Government National Mortgage Assn. 5.00% 2040[1]	179	188
Government National Mortgage Assn. 5.50% 2040[1]	3,423	3,738
Government National Mortgage Assn. 4.00% 2041[1]	1,132	1,129
Government National Mortgage Assn. 4.50% 2041[1]	1,491	1,556
Government National Mortgage Assn. 4.50% 2041[1]	988	1,027
Government National Mortgage Assn. 4.50% 2041[1]	892	927
Government National Mortgage Assn. 4.50% 2041[1]	771	803
Government National Mortgage Assn. 4.50% 2041[1]	287	299
Government National Mortgage Assn. 5.00% 2041[1]	3,393	3,571
Government National Mortgage Assn. 5.00% 2041[1]	2,359	2,483
Government National Mortgage Assn. 5.00% 2041[1]	1,024	1,085
Government National Mortgage Assn. 6.50% 2041[1]	291	313
Government National Mortgage Assn. 2.75% 2042[1]	565	545
Government National Mortgage Assn. 2.75% 2042[1]	561	542
Government National Mortgage Assn. 2.75% 2042[1]	410	396
Government National Mortgage Assn. 2.75% 2042[1]	396	382
Government National Mortgage Assn. 2.75% 2042[1]	288	278
Government National Mortgage Assn. 2.75% 2042[1]	265	256
Government National Mortgage Assn. 2.75% 2042[1]	70	68
Government National Mortgage Assn. 3.50% 2042[1]	675	682
Government National Mortgage Assn. 3.50% 2042[1]	665	672
Government National Mortgage Assn. 4.00% 2042[1]	791	814
Government National Mortgage Assn. 4.00% 2042[1]	707	726
Government National Mortgage Assn. 4.00% 2042[1]	651	669
Government National Mortgage Assn. 4.50% 2042[1]	1,728	1,801
Government National Mortgage Assn. 3.50% 2043[1]	914	925
Government National Mortgage Assn. 3.50% 2043[1]	917	922
Government National Mortgage Assn. 4.00% 2043[1]	942	956
Government National Mortgage Assn. 3.75% 2044[1]	1,740	1,783
American Funds Mortgage Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.25% 2044[1]	$864	$898
Government National Mortgage Assn. 4.00% 2046[1]	7,050	7,176
Government National Mortgage Assn. 4.00% 2046[1]	5,293	5,387
Government National Mortgage Assn. 4.00% 2048[1,2]	53,300	54,618
Government National Mortgage Assn. 4.00% 2048[1,2]	50,000	51,316
Government National Mortgage Assn. 4.50% 2048[1,2]	220,325	228,832
Government National Mortgage Assn. 4.50% 2048[1,2]	50,000	52,004
Government National Mortgage Assn. 4.801% 2061[1]	36	36
Government National Mortgage Assn. 5.158% 2062[1]	109	111
Government National Mortgage Assn. 5.404% 2064[1]	5	5
Government National Mortgage Assn. 4.875% 2065[1]	1,172	1,190
Government National Mortgage Assn. 4.769% 2066[1]	220	223
Government National Mortgage Assn. 5.173% 2066[1]	374	381
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,3]	96	97
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.544% 2062[1,3]	15,364	283
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.699% 2066[1,3]	108,426	2,202
		2,521,867
Collateralized mortgage-backed (privately originated) 1.46%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,4]	5,000	5,036
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.910% 2024[1,3]	37	37
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 2027[1,3,4,5]	10,641	10,604
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[1,4]	2,499	2,486
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[1,3,4]	4,645	4,632
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,4]	13,445	13,462
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,4]	8,504	8,387
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.560% 2057[1,3,4]	6,313	6,345
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4]	14,673	14,633
		65,622
Commercial mortgage-backed securities 0.07%
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class ASB, 3.676% 2046[1]	3,000	3,049
Total mortgage-backed obligations		2,590,538
U.S. Treasury bonds & notes 19.70% U.S. Treasury 16.01%
U.S. Treasury 1.625% 2019	165,000	164,183
U.S. Treasury 1.50% 2020	3,098	3,044
U.S. Treasury 1.75% 2021	5,000	4,856
U.S. Treasury 2.00% 2021	24,000	23,614
U.S. Treasury 2.00% 2021	12,000	11,745
U.S. Treasury 1.75% 2022	20,000	19,373
U.S. Treasury 1.875% 2022	52,000	50,381
U.S. Treasury 1.875% 2022	44,000	42,753
U.S. Treasury 1.875% 2022	28,000	27,227
U.S. Treasury 2.00% 2022	25,500	24,812
U.S. Treasury 2.125% 2022[6]	111,000	108,489
U.S. Treasury 1.625% 2023	35,321	33,599
U.S. Treasury 1.625% 2023	5,000	4,761
U.S. Treasury 2.50% 2023	24,679	24,461
U.S. Treasury 2.75% 2023	90,000	90,352
U.S. Treasury 2.125% 2024	10,000	9,639
U.S. Treasury 2.50% 2024[6]	28,000	27,647
American Funds Mortgage Fund — Page 4 of 10

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2046	$21,000	$20,434
U.S. Treasury 3.00% 2048	30,000	29,910
		721,280
U.S. Treasury inflation-protected securities 3.69%
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,7]	105,591	87,448
U.S. Treasury Inflation-Protected Security 2.125% 2041[1,7]	547	687
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,6,7]	33,478	32,333
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,6,7]	41,324	45,582
		166,050
Total U.S. Treasury bonds & notes		887,330
Federal agency bonds & notes 7.31%
Fannie Mae 1.875% 2022	138,000	134,180
Fannie Mae 2.00% 2022	201,000	195,169
		329,349
Asset-backed obligations 4.88%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.87% 2019[1]	13	13
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	1,672	1,669
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[1]	6,261	6,240
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	10,025	10,027
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 3.369% 2025[1,3,4]	988	989
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 3.358% 2025[1,3,4]	1,980	1,983
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 3.289% 2026[1,3,4]	5,240	5,247
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[1]	4,315	4,311
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 2020[1]	25,295	25,270
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[1]	1,185	1,167
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 3.312% 2026[1,3,4]	4,000	4,004
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	3,550	3,499
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,4]	51	51
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[1,4]	929	927
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,4]	1,862	1,857
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[1,4]	610	607
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,4]	7,988	7,981
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[1]	14,970	14,970
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	5,010	4,999
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[1,4]	6	6
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[1,4]	2,040	2,038
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 3.328% 2025[1,3,4]	729	730
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,4]	7,714	7,674
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,4]	37,928	37,936
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[1,4]	13,615	13,566
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[1,4]	4,595	4,569
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 2020[1]	2,584	2,583
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[1]	2,021	2,021
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[1]	1,761	1,761
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.360% 2025[1,3]	165	163
Symphony CLO 2013-12A Ltd., CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.378% 2025[1,3,4]	2,809	2,812
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	15,305	15,312
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 3.298% 2026[1,3,4]	4,765	4,771
American Funds Mortgage Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[1,4]	$558	$558
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[1,4]	3,594	3,589
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[1,4]	4,100	4,086
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,4]	16,980	16,993
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,4]	2,730	2,720
		219,699
Corporate bonds & notes 0.01% Financials 0.01%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[1,3,4,5,8]	534	534
Total corporate bonds & notes		534
Total bonds, notes & other debt instruments (cost: $4,051,637,000)		4,027,450
Short-term securities 46.96%
3M Co. 1.78% due 6/19/2018[4]	50,000	49,953
Apple Inc. 1.88%–1.89% due 6/5/2018–6/19/2018[4]	39,400	39,388
Chevron Corp. 1.90% due 6/12/2018[4]	46,200	46,173
Coca-Cola Co. 1.87%–2.03% due 6/8/2018–6/26/2018[4]	101,900	101,783
Emerson Electric Co. 1.78%–1.82% due 6/7/2018–6/19/2018[4]	60,000	59,961
Estée Lauder Companies Inc. 1.85% due 6/29/2018[4]	20,000	19,969
Federal Farm Credit Banks 1.82%–2.06% due 7/16/2018–11/27/2018	57,000	56,747
Federal Home Loan Bank 1.67%–1.94% due 6/1/2018–9/19/2018	604,700	603,505
Freddie Mac 1.70%–1.79% due 6/25/2018–7/26/2018	120,000	119,727
Hershey Co. 1.84% due 6/1/2018[4]	30,000	29,998
Honeywell International Inc. 1.80% due 6/6/2018[4]	25,000	24,993
IBM Corp. 1.94% due 6/26/2018[4]	20,000	19,974
IBM Credit LLC 2.03% due 8/8/2018[4]	40,000	39,850
Intel Corp. 1.94% due 7/23/2018[4]	50,000	49,857
John Deere Capital Corp. 2.03% due 6/27/2018[4]	75,000	74,897
Merck & Co. Inc. 1.79% due 6/4/2018[4]	70,000	69,987
National Rural Utilities Cooperative Finance Corp. 1.84% due 6/19/2018	20,000	19,981
Pfizer Inc. 1.94% due 8/20/2018[4]	78,800	78,449
Procter & Gamble Co. 1.80% due 6/8/2018[4]	50,000	49,981
Société Générale 1.69% due 6/1/2018[4]	3,050	3,050
Total Capital SA 1.70% due 6/1/2018[4]	50,000	49,998
U.S. Treasury Bills 1.44%–1.96% due 6/14/2018–10/18/2018	442,000	440,771
United Parcel Service Inc. 1.81% due 6/1/2018[4]	8,600	8,600
Wal-Mart Stores, Inc. 1.75%–1.84% due 6/5/2018–6/19/2018[4]	57,500	57,473
Total short-term securities (cost: $2,115,086,000)		2,115,065
Total investment securities 136.37% (cost: $6,166,723,000)		6,142,515
Other assets less liabilities (36.37)%		(1,638,068)
Net assets 100.00%		$4,504,447
American Funds Mortgage Fund — Page 6 of 10

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2018[10] (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
90 Day Euro Dollar Futures	Long	2	December 2018	$500	$487	$(1)
5 Year U.S. Treasury Note Futures	Long	16,562	October 2018	1,656,200	1,886,257	14,285
10 Year Ultra U.S. Treasury Note Futures	Long	108	September 2018	10,800	13,861	137
20 Year U.S. Treasury Bond Futures	Long	233	September 2018	23,300	33,814	116
30 Year Ultra U.S. Treasury Bond Futures	Long	32	September 2018	3,200	5,104	12
						$14,549
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$928,700	$(27)	$—	$(27)
1.865%	U.S. EFFR	9/26/2018	851,500	(62)	—	(62)
2.088%	U.S. EFFR	2/6/2020	270,000	(549)	—	(549)
2.0115%	U.S. EFFR	2/8/2020	325,000	(1,093)	—	(1,093)
3-month USD-LIBOR	1.217%	9/22/2021	70,000	3,431	—	3,431
3-month USD-LIBOR	1.225%	9/22/2021	70,000	3,413	—	3,413
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	4,786	—	4,786
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(4,879)	—	(4,879)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	1,253	—	1,253
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(3,234)	—	(3,234)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(3,544)	—	(3,544)
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	4,990	—	4,990
3-month USD-LIBOR	2.24%	12/5/2026	85,400	3,981	—	3,981
3-month USD-LIBOR	2.27%	12/5/2026	69,600	3,085	—	3,085
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(374)	—	(374)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	566	—	566
3-month USD-LIBOR	2.454%	1/15/2045	7,000	621	—	621
3-month USD-LIBOR	2.516%	10/20/2045	15,000	1,167	—	1,167
3-month USD-LIBOR	2.525%	10/20/2045	10,000	760	—	760
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	1,196	—	1,196
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	443	—	443
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	337	—	337
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,008	—	1,008
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	849	—	849
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	993	—	993
3-month USD-LIBOR	1.991%	6/13/2046	6,000	1,105	—	1,105
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	737	—	737
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	2,677	—	2,677
U.S. EFFR	2.5635%	2/12/2048	45,279	(1,343)	—	(1,343)
2.98%	3-month USD-LIBOR	3/15/2048	2,800	47	—	47
2.9625%	3-month USD-LIBOR	3/15/2048	2,800	36	—	36
U.S. EFFR	2.4615%	3/15/2048	2,800	(23)	—	(23)
U.S. EFFR	2.485%	3/15/2048	2,800	(37)	—	(37)
American Funds Mortgage Fund — Page 7 of 10

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2018 (000)
2.917%	3-month USD-LIBOR	3/16/2048	$5,600	$19	$—	$19
U.S. EFFR	2.425%	3/16/2048	5,600	(2)	—	(2)
					$—	$22,333
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,066,147,000, which represented 23.67% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,138,000, which represented .25% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $39,796,000, which represented .88% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Funds Mortgage Fund — Page 8 of 10

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,305,189,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps were $11,173,035,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,590,538	$—	$2,590,538
U.S. Treasury bonds & notes	—	887,330	—	887,330
Federal agency bonds & notes	—	329,349	—	329,349
Asset-backed obligations	—	219,699	—	219,699
Corporate bonds & notes	—	—	534	534
Short-term securities	—	2,115,065	—	2,115,065
Total	$—	$6,141,981	$534	$6,142,515

American Funds Mortgage Fund — Page 9 of 10

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,550	$—	$—	$14,550
Unrealized appreciation on interest rate swaps	—	37,500	—	37,500
Liabilities:
Unrealized depreciation on futures contracts	(1)	—	—	(1)
Unrealized depreciation on interest rate swaps	—	(15,167)	—	(15,167)
Total	$14,549	$22,333	$—	$36,882
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-042-0718O-S66027	American Funds Mortgage Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 27, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 27, 2018